RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details)	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [Abstract]
Lease term	4 years
Incremental borrowing rate	6.00%
Additional lease term	12 months
Incremental borrowing rate (IBR)	12.00%